Financial Risk Management and Capital Management (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial Risk Management and Capital Management [Abstract]
Schedule of Category of Financial Instruments

The total for each category of financial instruments are as follows:

	Note	2026 A$	2025 A$
Financial assets
Cash and cash equivalents	5	10,343,353	1,171,241
Investments – listed[1]		55,170	43,566
Investments – unlisted[3]		224,591	-
		10,623,114	1,214,807

Financial liabilities
Trade payables	9	2,451,133	741,202
Other payables		879,718	448,111
		3,330,851	1,189,313

[1]	designated at fair value through other comprehensive income utilise Level 1 of AASB13’s fair value hierarchy.

[2]	designated at fair value through other comprehensive income utilise Level 3 of AASB13’s fair value hierarchy.

The total for each category of financial instruments are as follows:

	Note	2025 $	2024 $
Financial assets
Cash and cash equivalents	5	1,171,241	238,747
Other assets		-	-
Investments	8	43,566	212,986
		1,214,807	451,733

Financial liabilities
Trade payables	9	1,189,313	564,920
Lease Liabilities		-	-
		1,189,313	564,920

Schedule of Interest Rate Risk

The Group has performed a sensitivity analysis relating to its exposure to interest rate risk at reporting date. This sensitivity analysis demonstrates the effect on the current year results and equity which could result from a change in these risks.

2026

		Effect on:
	Sensitivity*	Profit A$	Equity A$

Interest rate	+1.65%	+147,492	+147,492

	-1.65%	-147,492	-147,492

2025

		Effect on:
	Sensitivity*	Profit A$	Equity A$

Interest rate	+1.65%	+5,247	+5,247

	-1.65%	-5,247	-5,247

*	The method used to arrive at the possible change of 165 basis points (2025: 165 basis points) was based on the analysis of the absolute nominal change of the Reserve Bank of Australia (RBA) monthly issued cash rate. Historical rates indicate that for the past five financial years, interest rate movements ranged between 0 to 165 basis points. It is considered that 165 basis points a ‘reasonably possible’ estimate as it accommodates for the maximum variations inherent in the interest rate movement over the past five years.

The Group has performed a sensitivity analysis relating to its exposure to interest rate risk at reporting date. This sensitivity analysis demonstrates the effect on the current year results and equity which could result from a change in these risks.

2025

		Effect on:
	Sensitivity*	Profit $	Equity $

Interest rate	+1.65%	+5,247	+5,247
	-1.65%	-5,247	-5,247

2024

		Effect on:
	Sensitivity*	Profit $	Equity $

Interest rate	+1.65%	+11,871	+11,871
	-1.65%	-11,871	-11,871

*	The method used to arrive at the possible change of 165 basis points (2024: 165 basis points) was based on the analysis of the absolute nominal change of the Reserve Bank of Australia (RBA) monthly issued cash rate. Historical rates indicate that for the past five financial years, interest rate movements ranged between 0 to 165 basis points. It is considered that 165 basis points a ‘reasonably possible’ estimate as it accommodates for the maximum variations inherent in the interest rate movement over the past five years.

Schedule of Foreign Exchange Risk	The Group does not actively hedge currency and assesses the appropriateness of future foreign currency contracts on a case by case basis.

2026		Effect on:
	Sensitivity*	Profit A$	Equity A$

Exchange rate variance	+10%	+185,220	+185,220

	-10%	-185,220	-185,220

2025		Effect on:
	Sensitivity*	Profit A$	Equity A$

Exchange rate variance	+10%	NA	NA

	-10%	NA	NA